INCOME TAXES - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax payable	$ 18,240	$ 27,980
Non-current income tax payable	20,605	21,812
Current tax liabilities	$ 38,845	$ 49,792